Condensed Financial Information of Parent Company - Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			¥ (833,411)	$ (121,215)	¥ (397,313)	¥ (127,556)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Loss on changes in fair value of convertible notes, derivative liabilities and warrants			131,748	19,162	70,336
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities			(10,267)	(1,491)	140,261	43,705
Net cash generated from (used in) operating activities			(92,905)	(13,511)	80,266	81,409
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities			(156,917)	(22,823)	(629,704)	(89,259)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO (net of IPO expenses)	¥ 837,541	$ 130,907
Proceeds from convertible notes					461,206
Proceeds from promissory notes			50,000	7,272	168,180
Net cash generated from financing activities			831,506	120,937	629,386	70,000
Effect of exchange rate changes			48,131	7,000	3,696
Net increase in cash and cash equivalents, and restricted cash			629,815	91,603	83,644	62,150
Cash and cash equivalents, and restricted cash at beginning of the year			189,162	27,512	105,518	43,368
Cash and cash equivalents, and restricted cash at end of the year			818,977	119,115	189,162	105,518
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(833,411)	(121,215)	(397,313)	(127,556)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Equity in loss of subsidiaries and VIEs			678,563	98,693	331,621	¥ 127,556
Foreign exchange loss			10,358	1,507
Loss on changes in fair value of convertible notes, derivative liabilities and warrants			124,648	18,129	60,136
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities			(5,230)	(761)	5,556
Net cash generated from (used in) operating activities			(25,072)	(3,647)
CASH FLOWS FROM INVESTING ACTIVITIES
Loan to subsidiaries and VIEs			(396,495)	(57,668)	(488,676)
Net cash used in investing activities			(396,495)	(57,668)	(488,676)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO (net of IPO expenses)			811,001	117,956
Proceeds from convertible notes					321,206
Proceeds from promissory notes					168,180
Net cash generated from financing activities			811,001	117,956	489,386
Effect of exchange rate changes			43,773	6,366	3,696
Net increase in cash and cash equivalents, and restricted cash			433,207	63,007	4,406
Cash and cash equivalents, and restricted cash at beginning of the year			4,406	641
Cash and cash equivalents, and restricted cash at end of the year			¥ 437,613	$ 63,648	¥ 4,406